Insurance - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance [Line Items]
Carrying value of securities owned by U.S.-based insurance subsidiaries on deposit		$ 28
Investment in Federal Home Loan Bank capital stock		52
Advances from Federal Home Loan Bank	$ 1,100	1,100	$ 1,100
Advances from Federal Home Loan Bank	225	$ 0	225	$ 0
Description of variable rate basis		LIBOR
Repayments of advances from Federal Home Loan Bank due in next twelve months		$ 310
Repayments of advances from Federal Home Loan Bank due in year two		786
Fair value of mortgage-backed securities held as collateral by the Federal Home Loan Bank		1,270
Interest on advances from Federal Home Loan Bank		27	20	14
Dividends		$ (140)	(60)	(225)
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded		10.00%
Maximum amount of dividends available to be paid by insurance subsidiaries to parent without prior approval of regulatory authorities		$ 287
Maximum amount of dividends available to be received by parent from insurance subsidiaries without prior approval of regulatory authorities		35
Aggregate guaranteed minimum death benefit value on variable annuity polices in force	35	$ 13	35
Statutory Dividend Payment Restrictions Disclosure		The maximum amount of dividends that can be paid to shareholders in 2019 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards to policyholders or statutory net earnings as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31.
Minimum | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		0.13%
Maximum | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		0.21%
Average | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		1.95%
Life insurance
Insurance [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	2,701	$ 2,868	2,701
Life insurance in force, ceded premiums	7,690	6,230	7,690
Life insurance in force, direct premiums	10,820	9,530	10,820
Life written premiums ceded		20	22	28
Reinsurance recoveries		32	41	38
Variable annuities | Maximum
Insurance [Line Items]
Death benefits paid in excess of the variable annuity account balances		1	1	1
Retained Earnings
Insurance [Line Items]
Dividends		(140)	(60)	$ (225)
Great American Life Insurance Company | Life insurance
Insurance [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	510		510
Federal Home Loan Banks, advances, refinanced terms
Insurance [Line Items]
Advances from Federal Home Loan Bank	$ 40	$ 610	$ 40